Contingent Consideration (Details Narrative) $ / shares in Units, € in Thousands, $ in Thousands				12 Months Ended
	Aug. 23, 2020 USD ($)	Aug. 23, 2017 USD ($) $ / shares shares	Aug. 23, 2017 EUR (€) shares	Dec. 31, 2019 USD ($)	Aug. 23, 2017 £ / shares
Technical Validation [Member]
Aggregate on shares | shares		635,692	635,692
Aggregate on value		$ 3,060
Share issued price per share | $ / shares		$ 4.8095
Technical Validation [Member] | Euro [Member]
Aggregate on value | €			€ 2,600
Technical Validation [Member] | GBP [Member]
Share issued price per share | £ / shares					£ 3.7575
Clinical Validation [Member]
Contingent consideration		$ 2,094
Business combination, step acquisition, equity interest				$ 873
Regulatory Approval [Member]
Business combination, acquisition related costs	$ 0